1875 K Street, N.W. Washington, DC 20006

Tel: 202 303 1000 Fax: 202 303 2000

November 7, 2022

VIA EDGAR

Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Re:    iShares Trust (the “Trust”)

(Securities Act File No. 333-92935

Investment Company Act File No. 811-09729)

Post-Effective Amendment No. 2,594

Ladies and Gentlemen:

On behalf of the Trust, we hereby transmit for filing under the Securities Act of 1933 (the “1933 Act”) and the Investment Company Act of 1940, Post-Effective Amendment No. 2,594 (the “Amendment”) to the Trust’s Registration Statement on Form N-1A. The Amendment relates to the following series of the Trust:

iShares Breakthrough Environmental Solutions ETF (the “Fund”)

The Amendment is being filed pursuant to Rule 485(a)(2) under the 1933 Act for the sole purpose of adding a new series to the Trust, and it will become automatically effective 75 days after the filing.

The following information is provided to assist the Staff of the Commission (the “Staff”) in its review of the Registration Statement.

(1) Investment Objectives and Policies

The Fund seeks to track the investment results of the Morningstar Global Emerging Green Technologies Select Index (the “Underlying Index”), which measures the performance of equity securities issued by U.S. and non-U.S. companies involved in breakthrough innovations and new technologies that seek to address or combat climate change, as determined by Morningstar or its affiliates (“Morningstar” or the “Index Provider”).

BRUSSELS    CHICAGO    FRANKFURT     HOUSTON    LONDON    LOS ANGELES    MILAN

NEW YORK    PALO ALTO    PARIS    ROME    SAN FRANCISCO    WASHINGTON

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To construct the Underlying Index, the Index Provider begins with securities from the Morningstar Global Markets ex India Index (the “Parent Index”) and applies a number of exclusions. The Index Provider excludes constituents with an average three-month trailing daily trading volume of less than $2 million or a free float market capitalization of less than $300 million. The Index Provider also excludes the securities of companies that it identifies as being involved in the business of tobacco, companies involved with controversial weapons, producers and retailers of civilian firearms, and companies involved in thermal coal mining, thermal coal-based power generation or the extraction of oil sands. Certain exclusions (e.g., controversial and nuclear weapons or the production of tobacco products) are categorical, and other exclusions are based on percentage of revenue or ownership thresholds. Additionally, the Index Provider excludes companies that it determines are involved in controversies related to the ten United Nations Global Compact (“UNGC”) principles, which are classified into four categories: human rights, labor, environment and anti-corruption, as well as companies for which the Index Provider has assigned a controversy score of 5 (indicating the company experienced an event with a severe impact on the environment and society), or for which the Index Provider has not assigned a controversy score. The Index Provider will apply a series of revenue screens on the resulting eligible constituents.

First, Morningstar equity analysts evaluate each company’s revenue that is derived from “sustainable products,” as calculated by the Index Provider. Sustainable products could include the distribution and management of energy efficient materials or products, or pollution remediation services. The Index Provider determines whether a company has sustainable product revenue by breaking down the companywide revenue into the following eight sustainable themes: Energy Efficiency, Green Buildings, Green Transportation, Pollution Prevention & Reduction, Renewable Energy, Resource Efficiency Technologies & Services, Sustainable Agriculture, Food & Forestry, and Water. The Index Provider applies the first revenue screen, excluding companies with a total sustainable product revenue of less than 25% from the Underlying Index.

Following the first revenue screen, Morningstar equity analysts research the products or services identified within the eight sustainable themes to determine whether the products or services fall within the following categories, as defined by Morningstar: “green technologies”, “green services” or “sustainability certified.” Green technologies are products and services that are highly innovative toward sustainability. Green services are services which rely on innovative technologies developed by other companies. Sustainability certified means that an industry regulator or other third party has certified the product or service as sustainable or has certified the elements within the supply chain of the product or service as sustainable. Morningstar equity analysts consider various metrics to make this determination (e.g., research and development as a percentage of revenue and company-level patent application data). Morningstar excludes all revenue tied to products and services classified as “green services” or “sustainability certified.” Morningstar reviews the green technologies and assess whether each qualifies as an “emerging green technology.”

The products and services classified as “green technologies” are assessed by Morningstar equity analysts and distributed within the Rogers Innovation Adoption Curve (“Adoption Curve”). The Adoption Curve is a theory created by Professor Everett Rogers that explains the rate at which the population adopts a new product, service, or technology over time, and which labels each product or service as one of five adoption stages: Innovators, Early Adopters, Early Majority, Late Majority, and Laggards. Morningstar assesses a product or service’s total addressable

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market and current market share to determine the adoption stage. Morningstar Equity Research classifies the products and services that are labeled Innovators, Early Adopters, and Early Majority as “emerging green technologies”. Once Morningstar identifies the emerging green technologies, Morningstar applies a second revenue screen: companies with 25% or more of their revenue represented by emerging green technologies are eligible for inclusion in the Underlying Index.

Following the second revenue screen, the resulting constituents receive an innovation score based on their products’ and/or services’ adoption stage, as follows:

•	Innovation Score of 1: Early Majority

•	Innovation Score of 2: Early Adopters

•	Innovation Score of 3: Innovators

The Index Provider calculates a company-level aggregate score by multiplying the company’s revenue percentage of each product and/or service identified as an emerging green technology within each of the eight sustainable themes, and the product and/or service’s innovation score, creating a “product score”. Each product score is summed across the company’s products and/or services, resulting in the company’s aggregate score. For example, suppose Morningstar analyzed Company A’s products and services across the eight sustainable themes, and found that 71.7% of Company A’s revenue is allocated to the Energy Efficiency theme from Product X, and 28.3% of its revenue is allocated to the Green Transportation theme from Product Y. Further, Morningstar determined both products to be emerging green technologies and that Product X is an “innovator” on the Adoption Curve, earning an innovation score of 3, and Product Y is an “early adopter,” earning an innovation score of 2. Each products’ revenues are multiplied by their respective innovation scores to determine their product scores. Product X’s resulting product score is 2.15 (71.7% times 3), and Product Y’s resulting product score is 0.57 (28.3% times 2). Company A’s resulting aggregate score is 2.72, resulting in a Tier 1 designation.

Once Morningstar calculates each constituent’s aggregate score, Morningstar designates each constituent as either Tier 1 or Tier 2 based on their aggregate score. Tier 1 issuers are those with an aggregate score of 1.5 or higher. Tier 2 issuers are those with an aggregate score of less than 1.5. All Tier 1 constituents are selected for the Underlying Index. Morningstar ranks Tier 2 issuers with preference given to issuers with a higher aggregate score over a lower aggregate score, then a smaller market capitalization over a larger market capitalization. If there are fewer than 50 Tier 1 constituents, the shortfall is filled with Tier 2 constituents, and the Underlying Index is capped at 50 constituents.

Constituents are float market capitalization-weighted with a 6% cap for individual stocks and each industry is capped at 15%. Additionally, individual constituents with weights of 4.5% or greater in aggregate cannot compose more than 45% of the Underlying Index. The Underlying Index is reconstituted annually each December and rebalanced quarterly. The Index Provider does not require that each of the eight sustainable themes be included in the Underlying Index, nor does it require the inclusion of a minimum number of Tier 1 constituents. In addition, constituents may operate business lines that generate revenues in industries in addition to those related to breakthrough innovations and new technologies and may be associated with multiple industries or sectors.

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The Underlying Index includes small-, mid- and large-capitalization companies and may change over time. As of June 20, 2022, a significant portion of the Underlying Index is represented by securities of companies in the consumer discretionary, industrials and information technology industries or sectors. As of June 20, 2022, the Underlying Index consisted of securities from the following countries: Australia, Belgium, Canada, China, Finland, France, Japan, Netherlands, Norway, South Korea, Sweden, Switzerland, Taiwan, the United Kingdom (the “U.K.”) and the U.S.

BFA uses a “passive” or indexing approach to try to achieve the Fund’s investment objective. Unlike many investment companies, the Fund does not try to “beat” the index it tracks and does not seek temporary defensive positions when markets decline or appear overvalued.

Indexing may eliminate the chance that the Fund will substantially outperform the Underlying Index but also may reduce some of the risks of active management, such as poor security selection. Indexing seeks to achieve lower costs and better after-tax performance by aiming to keep portfolio turnover low in comparison to actively managed investment companies.

BFA uses a representative sampling indexing strategy to manage the Fund. “Representative sampling” is an indexing strategy that involves investing in a representative sample of securities that collectively has an investment profile similar to that of an applicable underlying index. The securities selected are expected to have, in the aggregate, investment characteristics (based on factors such as market capitalization and industry weightings), fundamental characteristics (such as return variability and yield) and liquidity measures similar to those of an applicable underlying index. The Fund may or may not hold all of the securities in the Underlying Index.

The Fund generally will invest at least 90% of its assets in the component securities of the Underlying Index and in investments that have economic characteristics that are substantially identical to the component securities of the Underlying Index (i.e., depositary receipts representing securities of the Underlying Index) and may invest up to 10% of its assets in certain futures, options and swap contracts, cash and cash equivalents, including shares of money market funds advised by BFA or its affiliates, as well as in securities not included in the Underlying Index, but which BFA believes will help the Fund track the Underlying Index. Cash and cash equivalent investments associated with a derivative position will be treated as part of that position for the purposes of calculating the percentage of investments included in the Underlying Index. The Fund seeks to track the investment results of the Underlying Index before fees and expenses of the Fund.

The Fund may lend securities representing up to one-third of the value of the Fund’s total assets (including the value of any collateral received).

The Underlying Index is sponsored by Morningstar, which is independent of the Fund and BFA. The Index Provider determines the composition and relative weightings of the securities in the Underlying Index and publishes information regarding the market value of the Underlying Index.

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(2) Changes from Recent Filings

The Fund’s description of its investment strategy and risk factors are specific to this Fund.

The Amendment follows the general format used by previous filings of the Trust in accordance with the revised Form N-1A, for example, Post-Effective Amendment No. 2,545, filed pursuant to Rule 485(a)(2) on May 20, 2022, relating to iShares Environmentally Aware Real Estate ETF (“PEA 2,545”), which became effective on September 22, 2022.

(3) Prior Filings with Similar Disclosure

Much of the disclosure in the Amendment is substantially similar to that in previous filings submitted by the Trust and reviewed by the Staff. In particular, we invite your attention to PEA 2,545. The substantially similar sections are as follows:

In the Prospectus:

“More Information About the Fund,” “Portfolio Holdings Information,” “Management – Investment Adviser,” “Management – Portfolio Managers,” “Management – Administrator, Custodian and Transfer Agent,” “Conflicts of Interest,” “Shareholder Information – Buying and Selling Shares,” “Shareholder Information – Book Entry,” “Shareholder Information – Share Prices,” “Shareholder Information – Householding,” “Distribution,” and “Financial Highlights.”

In the Statement of Additional Information:

“General Description of the Trust and the Fund,” “Exchange Listing and Trading,” “Proxy Voting Policy,” “Portfolio Holdings Information,” “Continuous Offering,” “Investment Advisory, Administrative and Distribution Services – Investment Adviser,” “Investment Advisory, Administrative and Distribution Services – Portfolio Manager,” “Investment Advisory, Administrative and Distribution Services – Code of Ethics,” “Investment Advisory, Administrative and Distribution Services – Anti-Money Laundering Requirements,” “Investment Advisory, Administrative and Distribution Services – Administrator, Custodian and Transfer Agent,” “Investment Advisory, Administrative and Distribution Services – Distributor,” “Investment Advisory, Administrative and Distribution Services – Securities Lending,” “Investment Advisory, Administrative and Distribution Services – Payments by BFA and its Affiliates,” “Determination of Net Asset Value – Valuation of Shares,” “Determination of Net Asset Value – Equity Investments,” “Determination of Net Asset Value – Options, Futures, Swaps and Other Derivatives,” “Determination of Net Asset Value – Underlying Funds,” “Additional Information Concerning the Trust,” “Creation and Redemption of Creation Units – General,” “Creation and Redemption of Creation Units – Procedures for Creation of Creation Units,” “Creation and Redemption of Creation Units – Role of Authorized Participant,” “Creation and Redemption of Creation Units – Purchase Orders,” “Creation and Redemption of Creation Units – Custom Baskets,” “Creation and Redemption of Creation Units – Taxation on Creations and Redemptions of Creation Units,” “Taxes – Regulated Investment Company Qualifications,” “Taxes – Taxation of RICs,” “Taxes – Excise Tax,” “Taxes – Net Capital Loss Carryforwards,” “Taxes – Taxation of U.S. Shareholders,” “Taxes – Sale of Shares,” “Taxes –

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Backup Withholding,” “Taxes – Sections 351 and 362,” “Taxes – Taxation of Certain Derivatives,” “Taxes – Qualified Dividend Income,” “Taxes – Corporate Dividends Received Deduction,” “Taxes – Excess Inclusion Income,” “Taxes – Non-U.S. Investments,” “Taxes – Passive Foreign Investment Company,” “Taxes – Reporting,” “Taxes – Other Taxes,” “Taxes – Taxation of Non-U.S. Shareholders,” “Financial Statements,” and “Miscellaneous Information.”

*        *        *

The operations of the Fund, the description of the shares offered and the other information that is typically common in a fund complex do not appear to raise novel issues or problem areas that warrant particular attention of the Staff in reviewing the Registration Statement. Consequently, on behalf of the Trust, we request that the Registration Statement be given selective review by the Staff. 1

If you have any questions or need further information, please call me at (202) 303-1124.

Sincerely,

/s/ Benjamin J. Haskin
Benjamin J. Haskin

cc:

Nick Cordell

Michael Gung

George Rafal

Luis Mora

Toree Phuong Ho

Hannah Fiest

[1]	See Inv. Co. Act. Release No. 13768 (Feb. 15, 1984).